Schedule of Investments
March 31, 2020 (unaudited)
AmericaFirst Risk-On Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 57.18%

Air Transportation, Scheduled - 0.13%
American Airlines Group, Inc. (2)	80,929	23,469

Apparel & Other Finished Prods of Fabrics & Similar Material - 2.90%
Lululemon Athletica, Inc. (2)	2,870	544,009

Beverages - 3.01%
Brown-Forman Corp. Class-B	10,153	563,593

Electric Services - 2.83%
DTE Energy Co.	5,583	530,218

Electronic Computers - 3.08%
Apple, Inc. (2)	2,275	578,510

Fire, Marine & Casualty Insurance - 2.52%
American Financial Group, Inc.	6,752	473,180

Industrial Instruments For Measurement, Display, And Control - 3.18%
Danaher Corp.	4,307	596,132

Investment Advice - 2.43%
Ameriprise Financial, Inc.	4,439	454,909

Miscellaneous Electrical Machinery, Equipment & Supplies - 1.57%
CAE, Inc.	23,350	294,677

Motor Vehicle Parts & Accessories - 5.50%
Gentex Corp. (2)	23,340	517,215
Honeywell International, Inc. (2)	3,842	514,021

		1,031,236

Operative Builders - 2.13%
Horton DR, Inc.	11,726	398,684

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 2.65%
Align Technology, Inc. (2)	2,854	496,453

Retail-Catalog & Mail-Order Houses - 2.72%
CDW Corp.	5,461	509,347

Retail-Family Clothing Stores - 2.66%
Ross Stores, Inc.	5,734	498,686

Security & Commodity Brokers, Dealers, Exchanges & Services - 2.75%
Price T. Rowe Group, Inc.	5,288	516,373

Security Brokers, Dealers & Flotation Companies - 3.16%
BlackRock, Inc.	1,347	592,640

Services-Computer Processing & Data Preparation - 2.93%
Automatic Data Processing, Inc.	4,024	550,000

Service-Home Health Care Services - 3.44%
Chemed Corp. (2)	1,490	645,468

Services-Prepackaged Software - 4.53%
Citrix Systems, Inc.	5,997	848,875

Surgical & Medical Instruments & Appartus - 3.08%
ResMed, Inc. (2)	3,917	576,935

Total Common Stocks	(Cost $ 13,778,188)	10,723,394

Registered Investment Companies - 41.14%

iShares 7-10 Year Treasury Bond ETF (8)	63,507	7,714,830

Total Registered Investment Companies	(Cost $ 7,475,317)	7,714,830

Money Market Registered Investment Companies - 2.31%

Federated Institutional Prime Obligations Fund, 1.20% (5)	434,201	433,897

Total Money Market Registered Investment Companies	(Cost $ 434,373)	433,897

Total Investments - 100.64%	(Cost $ 21,687,878)	18,872,121

Other Assets less Liabilities - 0.01%		2,038

Total Net Assets - 100.00%		18,752,927

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments (9)
Level 1 - Quoted Prices	$18,872,121	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$18,872,121	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) All or a portion of this security is on loan.
(4) Investment purchased with cash received as securities lending collateral. The yield shown represents the 7-day yield in effect at March 31, 2020.
(5) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2020.
(6) Assets of affiliates to the Conservative Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustees Deferred Compensation Plan.
(7) Fair valued security deemed as Level 3 security.
(8) Exchange-traded fund.

(9)  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.